Segmented Information	12 Months Ended
Dec. 31, 2020
Segmented Information Disclosure [Abstract]
SEGMENTED INFORMATION
27.	SEGMENTED INFORMATION

The Company is domiciled in Canada and it operates and produces its income primarily in Israel, Europe and North America.

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of the customers and is as follows:

External Revenues (in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
EMEA	$1,465	$6,230	8,166
USA	2,679	2,339	1,062
Canada	1,691	1,232	1,713
Australia and New Zealand	155	11	40
Total	$5,990	$9,812	10,981